Trade and Notes Payables - Additional Information (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Trade And Notes Payables [Line Items]
Trade payables, term	60 days
Trade payables	$ 11,001,000	$ 4,911,000
Related Parties
Trade And Notes Payables [Line Items]
Trade payables	$ 6,148,000	$ 2,103,000